L3HARRIS' MILITARY TRAINING BUSINESS - Narrative (Details) $ in Millions, $ in Millions			12 Months Ended
	Jul. 02, 2021 CAD ($) shares	Mar. 12, 2021 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Number of subscription receipts issued (in shares) | shares	22,400,000
Aggregate gross proceeds	$ 700.0
Contingent consideration arising on business combinations			$ 3.7	$ 11.2
Share issue related cost		$ 42.3
Income tax recovery		$ 11.2
Change in fair value of financial instruments, loss			(15.8)	$ (140.4)
Issuance related costs	31.0
Income tax recovery	8.2
L3Harris' Military Training business
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration	$ 1,337.7		$ 1,352.5
Purchase price, hedged					$ 800